FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Bank loan			$ 441,698	$ 431,960
Increase decrease in loan		$ 1,700	1,800
Negative cash flow from operating activities	$ 1,983,552	$ 2,709,929
Negative working capital	3,948,237			5,394,081
Cash and cash equivalents	$ 3,638,096		$ 8,995,067	$ 4,970,367
USD against SGD [member]
IfrsStatementLineItems [Line Items]
Currency risk rate	5	5	5